Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Balance at beginning of year	$ 100,000	$ 190,000
Liabilities accrued for warranties issued during the year	215,802	323,564
Warranty claims paid during the period	(204,784)	(310,525)
Changes in liability for pre-existing warranties during the year	18,982	(103,039)
Balance at end of year	$ 130,000	$ 100,000